Annual Total Returns[BarChart] - PIMCO CommodityRealReturn Strategy Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.56%)	5.31%	(14.81%)	(18.06%)	(25.70%)	14.54%	2.70%	(13.77%)	12.27%	0.82%